Consolidated Statements of Stockholders' Equity and Comprehensive Income (Loss) (First Aviation Services Inc. [Member], USD $) In Thousands, except Share data	First Aviation Services Inc. [Member] USD ($)	Comprehensive Income (Loss) [Member] First Aviation Services Inc. [Member] USD ($)	Class A Common Stock [Member] First Aviation Services Inc. [Member] USD ($)	Class B Common Stock [Member] First Aviation Services Inc. [Member] USD ($)	Preferred Stock [Member] First Aviation Services Inc. [Member] USD ($)	Additional Paid-in Capital [Member] First Aviation Services Inc. [Member] USD ($)	Retained Earnings [Member] First Aviation Services Inc. [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] First Aviation Services Inc. [Member] USD ($)	Stockholders' Equity Before Treasury Stock [Member] First Aviation Services Inc. [Member] USD ($)	Treasury Stock [Member] First Aviation Services Inc. [Member] USD ($)
Balance at Dec. 31, 2009	$ 17,154		$ 91	$ 58	$ 1,350	$ 40,233	$ (17,296)	$ 390	$ 24,826	$ (7,672)
Balance, shares at Dec. 31, 2009			9,838,234	5,766,667	13,500					1,482,394
Shares issued to directors	78					(515)			(515)	593
Shares issued to directors, shares			101,139							(101,139)
Other share-based compensation	54					(49)			(49)	103
Other share-based compensation, shares			17,485							(17,485)
Preferred stock dividend					234		(234)
Preferred stock dividend, shares					2,341
Issuance of Common A	3,000
Other comprehensive income	110	110						110	110
Net income (loss)	(1,191)	(1,191)					(1,191)		(1,191)
Total comprehensive income (loss)		(1,081)
Balance at Dec. 31, 2010	16,205		91	58	1,584	39,669	(18,721)	500	23,181	(6,976)
Balance, shares at Dec. 31, 2010			9,956,858	5,766,667	15,841					1,363,770
Shares issued to directors	75
Shares issued to directors, shares						(693)			(693)	768
Shares issued for the purchase of Piedmont, as restated			94,088							(94,088)
Other share-based compensation	18		1			17			18
Other share-based compensation, shares			30,000
Preferred stock dividend					251		(251)
Preferred stock dividend, shares					2,513
Issuance of Common A	3,000		33			2,967			3,000
Issuance of Common A, shares			3,322,259
Other comprehensive income	(67)	(67)						(67)	(67)
Net income (loss)	791	791					791		791
Total comprehensive income (loss)		724
Effect of l-for-20 reverse stock split			(12,731,211)	(5,478,334)						(1,208,031)
Balance at Dec. 31, 2011	$ 20,022		$ 125	$ 58	$ 1,835	$ 41,960	$ (18,181)	$ 433	$ 26,230	$ (6,208)
Balance, shares at Dec. 31, 2011			671,994	288,333	18,354					61,651